Cash and cash equivalents (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Cash and Cash Equivalents [Line Items]
Cash	$ 97,228	$ 106,203	$ 12,712
Overnight deposits	471,054	1,978,738	462,873
Bank balances	45,389,589	41,519,788	42,370,367
Time deposits	4,804,224	14,955,778	32,639,373
Investments in mutual funds	16,586,749	24,772	0
Securities purchased under resale agreements	102,695,758	75,447,904	117,068,914
Total	170,044,602	134,033,183	192,554,239	$ 214,774,876
chilean Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash	75,623	100,921	10,675
Overnight deposits	0	0	0
Bank balances	30,110,816	27,164,330	21,964,295
Time deposits	4,804,224	14,754,416	32,639,373
Investments in mutual funds	0	0
Securities purchased under resale agreements	102,695,758	75,447,904	117,068,914
Total	137,686,421	117,467,571	171,683,257
US Dollar [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash	16,154	788	39
Overnight deposits	471,054	1,978,738	462,873
Bank balances	4,691,411	6,479,095	4,922,732
Time deposits	0	0	0
Investments in mutual funds	0	0
Securities purchased under resale agreements	0	0	0
Total	5,178,619	8,458,621	5,385,644
Euro [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash	0	0	0
Overnight deposits	0	0	0
Bank balances	182,966	786,887	955,840
Time deposits	0	0	0
Investments in mutual funds	0	0
Securities purchased under resale agreements	0	0	0
Total	182,966	786,887	955,840
Argentinean Pesos
Disclosure of Cash and Cash Equivalents [Line Items]
Cash	5,451	4,494	1,998
Overnight deposits	0	0	0
Bank balances	1,391,103	2,158,115	5,699,756
Time deposits	0	201,362	0
Investments in mutual funds	16,586,749	24,772
Securities purchased under resale agreements	0	0	0
Total	17,983,303	2,388,743	5,701,754
Uruguayan Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash	0	0	0
Overnight deposits	0	0	0
Bank balances	718,348	1,136,783	948,816
Time deposits	0	0	0
Investments in mutual funds	0	0
Securities purchased under resale agreements	0	0	0
Total	718,348	1,136,783	948,816
Paraguayan Guarani [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash	0	0	0
Overnight deposits	0	0	0
Bank balances	7,758,211	3,291,550	7,519,619
Time deposits	0	0	0
Investments in mutual funds	0	0
Securities purchased under resale agreements	0	0	0
Total	7,758,211	3,291,550	7,519,619
Others [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash	0	0	0
Overnight deposits	0	0	0
Bank balances	536,734	503,028	359,309
Time deposits	0	0	0
Investments in mutual funds	0	0
Securities purchased under resale agreements	0	0	0
Total	$ 536,734	$ 503,028	$ 359,309